                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333

                     Oppenheimer Main Street Small Cap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 09/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
COMMON STOCKS--98.7%
CONSUMER DISCRETIONARY--14.5%
AUTO COMPONENTS--0.7%
Cooper Tire & Rubber Co.                                                 314,880   $     6,181,094
Dana Holding Corp.(1)                                                  1,244,930        15,337,538
Federal-Mogul Corp.(1)                                                    39,806           752,731
Fuel Systems Solutions, Inc.(1)                                           62,723         2,453,097
                                                                                   ---------------
                                                                                        24,724,460
DIVERSIFIED CONSUMER SERVICES--1.7%
Bridgepoint Education, Inc.(1)                                           116,000         1,793,360
Capella Education Co.(1)                                                 425,320        33,013,338
Career Education Corp.(1)                                                311,970         6,697,996
Corinthian Colleges, Inc.(1)                                             394,430         2,768,899
CPI Corp.                                                                 38,010           983,699
Hillenbrand, Inc.                                                         78,460         1,687,675
Lincoln Educational Services Corp.(1)                                    206,660         2,977,971
Pre-Paid Legal Services, Inc.(1)                                          76,118         4,756,614
Sotheby's                                                                171,480         6,313,894
                                                                                   ---------------
                                                                                        60,993,446
HOTELS, RESTAURANTS & LEISURE--2.4%
AFC Enterprises, Inc.(1)                                                 143,010         1,773,324
Ambassadors Group, Inc.                                                  137,462         1,558,819
Ameristar Casinos, Inc.                                                  557,821         9,733,976
Bally Technologies, Inc.(1)                                            1,031,170        36,039,392
Bob Evans Farms, Inc.                                                     30,990           869,889
Brinker International, Inc.                                              141,480         2,668,313
Carrols Restaurant Group, Inc.(1)                                        131,800           698,540
CEC Entertainment, Inc.(1)                                               215,970         7,414,250
Cracker Barrel Old Country Store, Inc.                                    18,982           963,526
Jack in the Box, Inc.(1)                                                 703,693        15,087,178
Papa John's International, Inc.(1)                                       255,961         6,752,251
Ruby Tuesday, Inc.(1)                                                     94,420         1,120,765
Speedway Motorsports, Inc.                                               151,904         2,381,855
                                                                                   ---------------
                                                                                        87,062,078
HOUSEHOLD DURABLES--0.6%
American Greetings Corp., Cl. A                                          242,505         4,508,168
Blyth, Inc.                                                              119,474         4,927,108
CSS Industries, Inc.                                                      48,260           834,415
Helen of Troy Ltd.(1)                                                     89,036         2,251,720
Kid Brands, Inc.(1)                                                      169,910         1,461,226
La-Z-Boy, Inc.(1)                                                         28,940           244,254
National Presto Industries, Inc.                                          61,825         6,582,508
                                                                                   ---------------
                                                                                        20,809,399
INTERNET & CATALOG RETAIL--0.0%
NutriSystem, Inc.                                                         20,474           393,920


                1 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
JAKKS Pacific, Inc.(1)                                                   168,790   $     2,977,456
Polaris Industries, Inc.                                                  81,905         5,332,016
Pool Corp.                                                               828,790        16,633,815
Sturm, Ruger & Co., Inc.                                                 341,840         4,662,698
                                                                                   ---------------
                                                                                        29,605,985
MEDIA--1.5%
China MediaExpress Holdings, Inc.(1)                                     129,994         1,325,939
Dex One Corp.(1)                                                         102,393         1,257,386
Gannett Co., Inc.                                                        456,890         5,587,765
Harte-Hanks, Inc.                                                        164,322         1,917,638
Imax Corp.(1)                                                          1,214,690        20,479,673
Journal Communications, Inc.(1)                                          222,850         1,005,054
Lee Enterprises, Inc.(1)                                                 580,680         1,556,222
McClatchy Co., Cl. A(1)                                                  284,200         1,116,906
Meredith Corp.                                                            15,790           525,965
National CineMedia, Inc.                                                  19,085           341,622
New York Times Co. (The), Cl. A(1)                                       220,080         1,703,419
Scholastic Corp.                                                         186,130         5,178,137
Sinclair Broadcast Group, Inc., Cl. A(1)                                 640,327         4,495,096
Valassis Communications, Inc.(1)                                         181,957         6,166,523
Wiley (John) & Sons, Inc., Cl. A                                          38,761         1,583,774
                                                                                   ---------------
                                                                                        54,241,119
MULTILINE RETAIL--0.4%
Big Lots, Inc.(1)                                                        206,021         6,850,198
Dillard's, Inc., Cl. A                                                   254,755         6,022,408
Tuesday Morning Corp.(1)                                                       2                10
                                                                                   ---------------
                                                                                        12,872,616
SPECIALTY RETAIL--4.0%
Aeropostale, Inc.(1)                                                     252,620         5,873,415
AnnTaylor Stores Corp.(1)                                                186,350         3,771,724
Books-A-Million, Inc.                                                     98,300           589,800
Cabela's, Inc.(1)                                                        150,571         2,857,838
Cato Corp., Cl. A                                                        334,038         8,938,857
Children's Place Retail Stores, Inc.(1)                                  676,720        33,003,634
Collective Brands, Inc.(1)                                               108,400         1,749,576
DSW, Inc., Cl. A(1)                                                      202,111         5,800,586
Finish Line, Inc. (The), Cl. A                                           404,820         5,631,046
Gymboree Corp.(1)                                                        157,420         6,539,227
Jo-Ann Stores, Inc.(1)                                                   156,350         6,965,393
Jos. A. Banks Clothiers, Inc.(1)                                         119,489         5,091,426
Kirkland's, Inc.(1)                                                      397,402         5,507,992
Men's Wearhouse, Inc. (The)                                               21,820           519,098
Rent-A-Center, Inc.                                                      370,140         8,283,733
Select Comfort Corp.(1)                                                  250,690         1,699,678
Signet Jewelers Ltd.(1)                                                  199,520         6,332,765


                2 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
SPECIALTY RETAIL CONTINUED
Stage Stores, Inc.                                                       349,353   $     4,541,589
Tractor Supply Co.                                                       709,050        28,120,923
                                                                                   ---------------
                                                                                       141,818,300
TEXTILES, APPAREL & LUXURY GOODS--2.4%
Deckers Outdoor Corp.(1)                                                 118,680         5,929,253
Fossil, Inc.(1)                                                          318,263        17,119,367
Jones Apparel Group, Inc.                                                220,140         4,323,550
Oxford Industries, Inc.                                                   13,930           331,255
Perry Ellis International, Inc.(1)                                       151,910         3,319,234
Phillips/Van Heusen Corp.                                                685,917        41,264,767
Timberland Co., Cl. A(1)                                                 340,814         6,751,525
True Religion Apparel, Inc.(1)                                            35,030           747,540
Warnaco Group, Inc. (The)(1)                                             133,580         6,829,945
                                                                                   ---------------
                                                                                        86,616,436
CONSUMER STAPLES--2.8%
BEVERAGES--0.2%
Cott Corp.(1)                                                            762,580         5,986,253
FOOD & STAPLES RETAILING--0.1%
Andersons, Inc. (The)                                                     51,540         1,953,366
Nash Finch Co.                                                            74,300         3,160,722
                                                                                   ---------------
                                                                                         5,114,088
FOOD PRODUCTS--1.9%
Cal-Maine Foods, Inc.                                                    138,073         4,001,356
Corn Products International, Inc.                                        163,790         6,142,125
Darling International, Inc.(1)                                           426,872         3,636,949
Del Monte Foods Co.                                                      386,910         5,072,390
Flowers Foods, Inc.                                                      731,961        18,181,911
Fresh Del Monte Produce, Inc.(1)                                          84,932         1,843,024
Overhill Farms, Inc.(1)                                                  158,140           721,118
TreeHouse Foods, Inc.(1)                                                 621,880        28,668,668
                                                                                   ---------------
                                                                                        68,267,541
HOUSEHOLD PRODUCTS--0.2%
Central Garden & Pet Co., Cl. A(1)                                       542,406         5,619,326
PERSONAL PRODUCTS--0.4%
China Sky One Medical, Inc.(1)                                            62,470           474,772
Herbalife Ltd.                                                           132,752         8,011,583
Inter Parfums, Inc.                                                          940            16,535
Nu Skin Asia Pacific, Inc., Cl. A                                         54,930         1,581,984
Prestige Brands Holdings, Inc.(1)                                        341,523         3,377,662
                                                                                   ---------------
                                                                                        13,462,536
TOBACCO--0.0%
Alliance One International, Inc.(1)                                      246,649         1,023,593
ENERGY--4.4%
ENERGY EQUIPMENT & SERVICES--1.1%
Acergy SA, Sponsored ADR                                                 474,750         8,759,138
Atwood Oceanics, Inc.(1)                                                  64,960         1,978,032


                3 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Bolt Technology Corp.(1)                                                  90,029   $       922,797
Cal Dive International, Inc.(1)                                          500,032         2,735,175
Compagnie Generale de Geophysique-Veritas, Sponsored ADR(1)              181,940         3,973,570
Complete Production Services, Inc.(1)                                    201,145         4,113,415
Gulfmark Offshore, Inc., Cl. A(1)                                          7,650           235,008
Matrix Service Co.(1)                                                     78,078           683,183
Oil States International, Inc.(1)                                        182,033         8,473,636
Precision Drilling Corp.(1)                                              350,749         2,402,631
Superior Energy Services, Inc.(1)                                         61,993         1,654,593
Tetra Technologies, Inc.(1)                                              233,790         2,384,658
TGC Industries, Inc.(1)                                                  220,450           846,528
                                                                                   ---------------
                                                                                        39,162,364
OIL, GAS & CONSUMABLE FUELS--3.3%
Bill Barrett Corp.(1)                                                    168,278         6,058,008
Callon Petroleum Co.(1)                                                  283,600         1,403,820
Cloud Peak Energy, Inc.(1)                                               316,680         5,779,410
Contango Oil & Gas Co.(1)                                                 46,510         2,332,942
CVR Energy, Inc.(1)                                                      451,955         3,728,629
Dominion Resources Black Warrior Trust                                    67,000           911,200
Gran Tierra Energy, Inc.(1)                                              340,103         2,625,595
Gulfport Energy Corp.(1)                                                  89,554         1,239,427
Holly Corp.                                                            1,375,877        39,556,464
James River Coal Co.(1)                                                  121,180         2,124,285
MarkWest Energy Partners LP                                              557,150        20,012,828
PAA Natural Gas Storage LP                                               476,700        11,507,538
Pengrowth Energy Trust                                                   550,070         6,083,774
Petrobras Argentina SA, ADR                                               22,500           372,150
PetroQuest Energy, Inc.(1)                                               336,780         2,050,990
PrimeEnergy Corp.(1)                                                      25,252           462,112
Stone Energy Corp.(1)                                                    309,570         4,559,966
Teekay Offshore Partners LP                                              120,730         2,793,692
Teekay Tankers Ltd., Cl. A                                                89,398         1,163,068
VAALCO Energy, Inc.(1)                                                   282,360         1,620,746
W&T Offshore, Inc.                                                       210,030         2,226,318
                                                                                   ---------------
                                                                                       118,612,962
FINANCIALS--20.6%
CAPITAL MARKETS--2.3%
American Capital Ltd.(1)                                                 820,550         4,767,396
BGC Partners, Inc., Cl. A                                                 11,734            70,052
Calamos Asset Management, Inc., Cl. A                                     67,540           776,710
Federated Investors, Inc., Cl. B                                          65,030         1,480,083
Fifth Street Finance Corp.                                               620,500         6,912,370
Gladstone Investment Corp.                                               202,920         1,359,564
Investment Technology Group, Inc.(1)                                      41,810           594,538


                4 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
CAPITAL MARKETS CONTINUED
Knight Capital Group, Inc., Cl. A(1)                                     995,430   $    12,333,378
MF Global Holdings Ltd.(1)                                             2,894,623        20,841,286
Oppenheimer Holdings, Inc., Cl. A, Non-Vtg.                               12,200           340,990
optionsXpress Holdings, Inc.(1)                                          884,540        13,586,534
Rodman & Renshaw Capital Group, Inc.(1)                                  508,320         1,092,888
Solar Capital Ltd.                                                        19,580           419,991
Stifel Financial Corp.(1)                                                254,230        11,768,307
Triangle Capital Corp.                                                    80,160         1,280,957
W.P. Carey & Co. LLC                                                     100,909         2,921,316
                                                                                   ---------------
                                                                                        80,546,360
COMMERCIAL BANKS--2.8%
Alliance Financial Corp.                                                  38,510         1,164,157
Banco Latinoamericano de Exportaciones SA, Cl. E                         200,564         2,898,150
Banco Macro SA, ADR                                                      146,700         6,534,018
BBVA Banco Frances SA, ADR                                               152,282         1,507,592
CapitalSource, Inc.                                                    1,909,680        10,197,691
Century Bancorp, Inc., Cl. A                                              43,390         1,036,587
City Holding Co.                                                          52,080         1,597,294
First Midwest Bancorp, Inc.                                              878,150        10,125,070
FirstMerit Corp.                                                         514,440         9,424,541
Grupo Financiero Galicia SA(1)                                             7,690            76,746
Hancock Holding Co.                                                      249,240         7,494,647
IBERIABANK Corp.                                                         374,601        18,722,558
International Bancshares Corp.                                            57,200           966,108
National Bankshares, Inc.                                                 33,468           863,474
Northrim BanCorp, Inc.                                                    61,420         1,019,572
Synovus Financial Corp.                                                6,430,540        15,819,128
Westamerica Bancorporation                                               189,390        10,319,861
                                                                                   ---------------
                                                                                        99,767,194
CONSUMER FINANCE--1.3%
Advance America Cash Advance Centers, Inc.                               725,465         2,923,624
Cash America International, Inc.                                         227,375         7,958,125
Credit Acceptance Corp.(1)                                                72,868         4,412,886
EZCORP, Inc., Cl. A(1)                                                   397,961         7,975,138
First Cash Financial Services, Inc.(1)                                   289,592         8,036,178
Nelnet, Inc., Cl. A                                                      320,372         7,330,111
World Acceptance Corp.(1)                                                148,874         6,574,276
                                                                                   ---------------
                                                                                        45,210,338
DIVERSIFIED FINANCIAL SERVICES--1.1%
Encore Capital Group, Inc.(1)                                            167,120         3,011,502
Life Partners Holdings, Inc.                                             242,582         4,616,335
MSCI, Inc., Cl. A(1)                                                     953,250        31,657,433
                                                                                   ---------------
                                                                                        39,285,270
INSURANCE--5.4%
Allied World Assurance Holdings Ltd.                                     116,603         6,598,564
American Equity Investment Life Holding Co.                              461,430         4,725,043


                5 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
INSURANCE CONTINUED
American Safety Insurance Holdings Ltd.(1)                                64,900   $     1,060,466
Amerisafe, Inc.(1)                                                       201,194         3,778,423
AmTrust Financial Services, Inc.                                         386,504         5,612,038
Argo Group International Holdings Ltd.                                   151,454         5,261,512
Aspen Insurance Holdings Ltd.                                            233,995         7,085,369
CNA Surety Corp.(1)                                                      221,492         3,969,137
CNO Financial Group, Inc.(1)                                           1,058,560         5,864,422
EMC Insurance Group, Inc.                                                 44,790           954,923
Employers Holdings, Inc.                                                 178,310         2,811,949
Endurance Specialty Holdings Ltd.                                        195,302         7,773,020
Enstar Group Ltd.(1)                                                      53,635         3,893,901
FBL Financial Group, Inc., Cl. A                                         153,080         3,977,018
First Mercury Financial Corp.                                            209,804         2,114,824
Flagstone Reinsurance Holdings SA                                        345,270         3,663,315
FPIC Insurance Group, Inc.(1)                                            120,659         4,233,924
Greenlight Capital Re Ltd., Cl. A(1)                                     209,050         5,230,431
Hanover Insurance Group, Inc.                                            430,532        20,235,004
Harleysville Group, Inc.                                                  82,324         2,699,404
Horace Mann Educators Corp.                                              276,281         4,912,276
Infinity Property & Casualty Corp.                                       135,119         6,589,754
Maiden Holdings Ltd.                                                     168,810         1,284,644
Meadowbrook Insurance Group, Inc.                                        271,241         2,433,032
Mercer Insurance Group, Inc.                                              54,230           965,294
Mercury General Corp.                                                    149,531         6,111,332
Montpelier Re Holdings Ltd.                                              370,020         6,408,746
National Financial Partners Corp.(1)                                     162,860         2,063,436
National Interstate Corp.                                                 47,340         1,030,592
National Western Life Insurance Co., Cl. A                                10,690         1,503,869
Navigators Group, Inc. (The)(1)                                           58,980         2,632,277
OneBeacon Insurance Group Ltd.                                           208,890         2,985,038
Platinum Underwriters Holdings Ltd.                                      189,540         8,248,781
PMA Capital Corp., Cl. A(1)                                               19,530           147,256
Primerica, Inc.                                                           64,250         1,306,845
ProAssurance Corp.(1)                                                    135,196         7,785,938
Protective Life Corp.                                                    242,740         5,282,022
RLI Corp.                                                                 29,160         1,651,039
Safety Insurance Group, Inc.                                             165,936         6,972,631
Selective Insurance Group, Inc.                                          117,930         1,921,080
StanCorp Financial Group, Inc.                                           151,189         5,745,182
Symetra Financial Corp.                                                  347,820         3,638,197
Unitrin, Inc.                                                            267,720         6,529,691
Validus Holdings Ltd.                                                    183,750         4,843,650
                                                                                   ---------------
                                                                                       194,535,289
REAL ESTATE INVESTMENT TRUSTS--6.1%
Associated Estates Realty Corp.                                          272,973         3,816,163
Brandywine Realty Trust                                                1,124,990        13,781,128
BRE Properties, Inc., Cl. A                                              145,030         6,018,745
CBL & Associates Properties, Inc.                                        442,380         5,777,483


                6 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
Chatham Lodging Trust(1)                                                 247,150   $     4,599,462
Colonial Properties Trust                                                 20,940           339,019
Digital Realty Trust, Inc.                                               421,170        25,986,189
Education Realty Trust, Inc.                                             114,080           815,672
Essex Property Trust, Inc.                                                57,220         6,262,157
Extra Space Storage, Inc.                                                292,110         4,685,444
Government Properties Income Trust                                        47,310         1,263,177
Hatteras Financial Corp.                                                 807,390        22,986,393
Home Properties of New York, Inc.                                        116,980         6,188,242
Hospitality Properties Trust                                              97,960         2,187,447
LaSalle Hotel Properties                                                 931,500        21,787,785
Mid-America Apartment Communities, Inc.                                  509,939        29,719,244
Pebblebrook Hotel Trust(1)                                               126,473         2,277,779
PS Business Parks, Inc.                                                  101,450         5,739,027
Saul Centers, Inc.                                                           833            34,944
Starwood Property Trust, Inc.                                            491,700         9,770,079
Strategic Hotels & Resorts, Inc.(1)                                    2,232,940         9,467,666
Tanger Factory Outlet Centers, Inc.                                      563,190        26,548,777
Taubman Centers, Inc.                                                    136,950         6,109,340
U-Store-It Real Estate Investment Trust                                  264,930         2,212,166
                                                                                   ---------------
                                                                                       218,373,528
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Altisource Portfolio Solutions SA(1)                                     162,845         5,070,993
THRIFTS & MORTGAGE FINANCE--1.5%
BofI Holding, Inc.(1)                                                     62,470           741,519
Federal Agricultural Mortgage Corp., Non-Vtg.                             93,198         1,008,402
First Defiance Financial Corp.                                           122,810         1,237,925
First Niagara Financial Group, Inc.                                      764,140         8,902,231
MGIC Investment Corp.(1)                                               2,324,560        21,455,689
Northwest Bancshares, Inc.                                               824,180         9,222,574
Radian Group, Inc.                                                     1,458,530        11,405,705
                                                                                   ---------------
                                                                                        53,974,045
HEALTH CARE--13.4%
BIOTECHNOLOGY--1.8%
Acorda Therapeutics, Inc.(1)                                             277,060         9,148,521
Cubist Pharmaceuticals, Inc.(1)                                          281,700         6,588,963
Human Genome Sciences, Inc.(1)                                           243,210         7,245,226
Indevus Pharmaceuticals, Inc.(1)                                          14,100               141
Martek Biosciences Corp.(1)                                              319,072         7,220,599
PDL BioPharma, Inc.                                                      888,720         4,674,667
Savient Pharmaceuticals, Inc.(1)                                       1,186,090        27,125,878
Targacept, Inc.(1)                                                        24,990           558,277
                                                                                   ---------------
                                                                                        62,562,272
HEALTH CARE EQUIPMENT & SUPPLIES--3.2%
American Medical Systems Holdings, Inc.(1)                               193,450         3,787,751
Atrion Corp.                                                              17,576         2,768,396


                7 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
China Medical Technologies, Inc., Sponsored ADR(1)                         6,249   $        81,175
Cooper Cos., Inc. (The)                                                   65,470         3,026,023
Cyberonics, Inc.(1)                                                        5,771           153,970
Dexcom, Inc.(1)                                                          472,213         6,242,656
Greatbatch, Inc.(1)                                                      602,269        13,966,618
Haemonetics Corp.(1)                                                      11,700           684,801
Hill-Rom Holdings, Inc.                                                   99,608         3,574,931
ICU Medical, Inc.(1)                                                      56,592         2,110,316
Immucor, Inc.(1)                                                          88,630         1,757,533
Integra LifeSciences Holdings(1)                                         422,968        16,690,317
Invacare Corp.                                                           249,075         6,602,978
Kensey Nash Corp.(1)                                                     144,545         4,175,905
Kinetic Concepts, Inc.(1)                                                167,630         6,131,905
Merit Medical Systems, Inc.(1)                                            71,840         1,141,538
Orthofix International NV(1)                                             326,790        10,267,742
Quidel Corp.(1)                                                            4,468            49,103
Sirona Dental Systems, Inc.(1)                                           152,718         5,503,957
Steris Corp.                                                             180,420         5,993,552
Symmetry Medical, Inc.(1)                                                178,790         1,723,536
Teleflex, Inc.                                                             6,900           391,782
Utah Medical Products, Inc.                                               34,490         1,010,557
Volcano Corp.(1)                                                         590,210        15,333,656
Young Innovations, Inc.                                                   37,670         1,077,739
                                                                                   ---------------
                                                                                       114,248,437
HEALTH CARE PROVIDERS & SERVICES--4.2%
Air Methods Corp.(1)                                                       7,010           291,476
Allied Healthcare International, Inc.(1)                                 337,479           843,698
Almost Family, Inc.(1)                                                    72,294         2,142,071
Amedisys, Inc.(1)                                                        119,415         2,842,077
America Service Group, Inc.                                              113,070         1,682,482
AMERIGROUP Corp.(1)                                                      149,390         6,344,593
AmSurg Corp.(1)                                                          305,865         5,346,520
Centene Corp.(1)                                                          15,958           376,449
Chemed Corp.                                                              90,360         5,147,809
Continucare Corp.(1)                                                     322,840         1,355,928
CorVel Corp.(1)                                                           23,990         1,018,376
Emergency Medical Services LP, Cl. A(1)                                  115,180         6,133,335
Ensign Group, Inc. (The)                                                  67,275         1,207,586
Gentiva Health Services, Inc.(1)                                         207,541         4,534,771
Health Management Associates, Inc., Cl. A(1)                           4,134,613        31,671,136
Healthspring, Inc.(1)                                                    301,023         7,778,434
Healthways, Inc.(1)                                                       79,385           924,041
HMS Holdings Corp.(1)                                                    303,350        17,879,449
Kindred Healthcare, Inc.(1)                                               51,172           666,259


                8 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
LHC Group, Inc.(1)                                                       209,270   $     4,852,971
LifePoint Hospitals, Inc.(1)                                             175,570         6,155,484
Lincare Holdings, Inc.                                                   243,612         6,112,225
Magellan Health Services, Inc.(1)                                        175,301         8,281,219
MEDNAX, Inc.(1)                                                           54,780         2,919,774
Metropolitan Health Networks, Inc.(1)                                    459,860         1,747,468
Molina Healthcare, Inc.(1)                                               237,629         6,413,607
NovaMed, Inc.(1)                                                          75,276           729,424
Providence Service Corp.(1)                                               52,640           862,770
Sun Healthcare Group, Inc.(1)                                            492,172         4,168,697
Triple-S Management Corp., Cl. B(1)                                      203,734         3,432,918
U.S. Physical Therapy, Inc.(1)                                           136,739         2,286,276
Universal American Corp.                                                 222,574         3,282,967
Universal Health Services, Inc., Cl. B                                       888            34,508
                                                                                   ---------------
                                                                                       149,466,798
HEALTH CARE TECHNOLOGY--1.1%
Allscripts Healthcare Solutions, Inc.(1)                                 949,830        17,543,360
MedAssets, Inc.(1)                                                       455,880         9,591,715
SXC Health Solutions Corp.(1)                                            342,182        12,479,378
                                                                                   ---------------
                                                                                        39,614,453
LIFE SCIENCES TOOLS & SERVICES--0.4%
Bio-Rad Laboratories, Inc., Cl. A(1)                                       3,920           354,799
Bruker Corp.(1)                                                          272,650         3,825,280
Cambrex Corp.(1)                                                         363,650         1,545,513
eResearch Technology, Inc.(1)                                            447,346         3,346,148
Harvard Bioscience, Inc.(1)                                              263,260         1,000,388
ICON plc, Sponsored ADR(1)                                               217,400         4,700,188
Kendle International, Inc.(1)                                             50,600           471,592
                                                                                   ---------------
                                                                                        15,243,908
PHARMACEUTICALS--2.7%
Endo Pharmaceuticals Holdings, Inc.(1)                                   226,896         7,542,023
Hi-Tech Pharmacal Co., Inc.(1)                                            79,005         1,599,061
Impax Laboratories, Inc.(1)                                              292,629         5,794,054
King Pharmaceuticals, Inc.(1)                                            390,511         3,889,490
Medicis Pharmaceutical Corp., Cl. A                                      225,696         6,691,886
Par Pharmaceutical Cos., Inc.(1)                                         167,408         4,868,225
Perrigo Co.                                                              297,550        19,108,661
Questcor Pharmaceuticals, Inc.(1)                                        813,720         8,072,102
Salix Pharmaceuticals Ltd.(1)                                            668,030        26,534,152
Valeant Pharmaceuticals International, Inc.                              265,240         6,644,262
ViroPharma, Inc.(1)                                                      300,010         4,473,149
                                                                                   ---------------
                                                                                        95,217,065


                9 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
INDUSTRIALS--14.2%
AEROSPACE & DEFENSE--1.7%
BE Aerospace, Inc.(1)                                                  1,097,427   $    33,263,012
Ceradyne, Inc.(1)                                                        274,925         6,419,499
Cubic Corp.                                                              144,230         5,884,584
Ducommun, Inc.                                                            47,255         1,029,214
Gencorp, Inc.(1)                                                         561,330         2,761,744
LMI Aerospace, Inc.(1)                                                    19,760           314,579
Spirit Aerosystems Holdings, Inc., Cl. A(1)                              468,350         9,334,216
Teledyne Technologies, Inc.(1)                                            45,190         1,799,466
                                                                                   ---------------
                                                                                        60,806,314
AIR FREIGHT & LOGISTICS--0.9%
Atlas Air Worldwide Holdings, Inc.(1)                                    120,322         6,052,197
Hub Group, Inc., Cl. A(1)                                                843,140        24,670,276
                                                                                   ---------------
                                                                                        30,722,473
AIRLINES--0.8%
Alaska Air Group, Inc.(1)                                                123,420         6,298,123
Allegiant Travel Co.                                                      90,638         3,835,800
Hawaiian Holdings, Inc.(1)                                               725,907         4,348,183
JetBlue Airways Corp.(1)                                               1,032,481         6,907,298
Pinnacle Airlines Corp.(1)                                               138,120           749,992
Republic Airways Holdings, Inc.(1)                                        36,400           301,392
UAL Corp.(1)                                                             282,390         6,672,876
                                                                                   ---------------
                                                                                        29,113,664
BUILDING PRODUCTS--0.3%
Aaon, Inc.                                                               125,651         2,955,312
Apogee Enterprises, Inc.                                                  71,657           655,662
Gibraltar Industries, Inc.(1)                                            121,390         1,090,082
Quanex Building Products Corp.                                            85,030         1,468,468
Smith (A.O.) Corp.                                                        91,650         5,305,619
                                                                                   ---------------
                                                                                        11,475,143
COMMERCIAL SERVICES & SUPPLIES--1.5%
Consolidated Graphics, Inc.(1)                                           116,108         4,812,677
Deluxe Corp.                                                             421,192         8,057,403
Ennis, Inc.                                                              170,830         3,056,149
G&K Services, Inc., Cl. A                                                 86,142         1,969,206
M&F Worldwide Corp.(1)                                                   110,138         2,681,860
R.R. Donnelley & Sons Co.                                                331,393         5,620,425
UniFirst Corp.                                                            88,214         3,894,648
Waste Connections, Inc.(1)                                               563,740        22,357,928
                                                                                   ---------------
                                                                                        52,450,296
CONSTRUCTION & ENGINEERING--1.0%
Baker (Michael) Corp.(1)                                                 105,929         3,491,420
Chicago Bridge & Iron Co. NV(1)                                          168,440         4,118,358
Comfort Systems USA, Inc.                                                 67,329           722,440
Dycom Industries, Inc.(1)                                                258,566         2,583,074


               10 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
CONSTRUCTION & ENGINEERING CONTINUED
EMCOR Group, Inc.(1)                                                     226,780   $     5,576,520
Great Lakes Dredge & Dock Co.                                            317,860         1,846,767
Sterling Construction Co., Inc.(1)                                       112,960         1,398,445
Tutor Perini Corp.(1)                                                    705,910        14,181,732
                                                                                   ---------------
                                                                                        33,918,756
ELECTRICAL EQUIPMENT--1.8%
AZZ, Inc.                                                                142,409         6,100,802
Brady Corp., Cl. A                                                        30,387           886,389
Franklin Electric Co., Inc.                                               28,810           955,340
Fushi Copperweld, Inc.(1)                                                166,665         1,448,319
Generac Holdings, Inc.(1)                                                727,280         9,920,099
Harbin Electric, Inc.(1)                                                 142,250         2,544,853
Hubbell, Inc., Cl. B                                                     133,897         6,795,273
Jinpan International Ltd.                                                192,330         1,938,686
Powell Industries, Inc.(1)                                               186,019         5,788,911
Regal-Beloit Corp.                                                       336,686        19,760,101
Thomas & Betts Corp.(1)                                                  183,819         7,540,255
                                                                                   ---------------
                                                                                        63,679,028
INDUSTRIAL CONGLOMERATES--0.2%
Seaboard Corp.                                                             1,586         2,808,806
Tredegar Corp.                                                           316,700         6,010,966
                                                                                   ---------------
                                                                                         8,819,772
MACHINERY--3.2%
Alamo Group, Inc.                                                         52,380         1,169,645
Altra Holdings, Inc.(1)                                                   79,575         1,172,140
American Railcar Industries, Inc.(1)                                      84,663         1,327,516
Blount International, Inc.(1)                                             19,250           245,053
Briggs & Stratton Corp.                                                  171,274         3,255,919
China Yuchai International Ltd.                                          130,254         2,491,759
Crane Co.                                                                 43,080         1,634,455
Duoyuan Global Water, Inc., ADR(1)                                        11,665           151,995
Duoyuan Printing, Inc.(1)                                                203,180           577,031
EnPro Industries, Inc.(1)                                                427,601        13,375,359
Freightcar America, Inc.                                                 302,350         7,437,810
Gardner Denver, Inc.                                                     475,239        25,510,830
Hawk Corp.(1)                                                              6,360           275,197
Kaydon Corp.                                                               9,890           342,194
L.B. Foster Co., Cl. A(1)                                                  5,520           159,749
NACCO Industries, Inc., Cl. A                                             15,187         1,327,192
Oshkosh Corp.(1)                                                         224,120         6,163,300
Terex Corp.(1)                                                           408,730         9,368,092
Timken Co.                                                               185,040         7,098,134
Toro Co. (The)                                                           149,467         8,404,529
Valmont Industries, Inc.                                                     727            52,635
Wabtec Corp.                                                             411,470        19,664,151


               11 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
MACHINERY CONTINUED
Watts Water Technologies, Inc., Cl. A                                    129,925   $     4,423,946
                                                                                   ---------------
                                                                                       115,628,631
MARINE--0.3%
Diana Shipping, Inc.(1)                                                  301,075         3,823,653
Excel Maritime Carriers Ltd.(1)                                          432,710         2,431,830
Paragon Shipping, Inc., Cl. A                                            403,620         1,590,263
Safe Bulkers, Inc.                                                       484,900         3,835,559
                                                                                   ---------------
                                                                                        11,681,305
PROFESSIONAL SERVICES--0.7%
CBIZ, Inc.(1)                                                             53,250           315,773
Dolan Co. (The)(1)                                                       171,277         1,947,419
GP Strategies Corp.(1)                                                   130,025         1,181,927
Korn-Ferry International(1)                                              377,040         6,236,242
Robert Half International, Inc.                                          563,250        14,644,500
                                                                                   ---------------
                                                                                        24,325,861
ROAD & RAIL--1.5%
Amerco(1)                                                                 45,996         3,655,762
Avis Budget Group, Inc.(1)                                                34,134           397,661
Genesee & Wyoming, Inc., Cl. A(1)                                        264,510        11,477,089
Old Dominion Freight Line, Inc.(1)                                     1,436,440        36,514,305
                                                                                   ---------------
                                                                                        52,044,817
TRADING COMPANIES & DISTRIBUTORS--0.3%
Aircastle Ltd.                                                           221,720         1,880,186
Applied Industrial Technologies, Inc.                                    190,900         5,841,540
DXP Enterprises, Inc.(1)                                                  62,374         1,183,859
Fly Leasing Ltd., ADR                                                     80,240         1,059,168
Interline Brands, Inc.(1)                                                 78,806         1,421,660
TAL International Group, Inc.                                             24,948           604,241
                                                                                   ---------------
                                                                                        11,990,654
INFORMATION TECHNOLOGY--20.3%
COMMUNICATIONS EQUIPMENT--2.9%
Arris Group, Inc.(1)                                                   2,283,820        22,312,921
Black Box Corp.                                                          123,992         3,975,184
Blue Coat Systems, Inc.(1)                                             1,632,536        39,278,816
Comtech Telecommunications Corp.(1)                                      138,700         3,793,445
InterDigital, Inc.(1)                                                    213,927         6,334,378
Ituran Location & Control Ltd.                                            73,587         1,059,653
Oplink Communications, Inc.(1)                                             8,263           163,938
Plantronics, Inc.                                                        204,935         6,922,704
Polycom, Inc.(1)                                                         645,990        17,622,607
Sierra Wireless, Inc.(1)                                                 224,944         2,332,669
                                                                                   ---------------
                                                                                       103,796,315
COMPUTERS & PERIPHERALS--1.2%
China Digital TV Holding Co. Ltd., ADR(1)                                161,340         1,092,272


               12 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
COMPUTERS & PERIPHERALS CONTINUED
QLogic Corp.(1)                                                          832,740   $    14,689,534
Rimage Corp.(1)                                                           57,250           941,190
STEC, Inc.(1)                                                             14,000           174,300
Synaptics, Inc.(1)                                                       910,310        25,616,123
                                                                                   ---------------
                                                                                        42,513,419
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Anixter International, Inc.(1)                                           110,980         5,991,810
AVX Corp.                                                                439,612         6,075,438
Celestica, Inc.(1)                                                       207,195         1,746,654
Checkpoint Systems, Inc.(1)                                               53,710         1,092,999
Coherent, Inc.(1)                                                         55,916         2,237,199
CTS Corp.                                                                 51,728           497,623
Insight Enterprises, Inc.(1)                                             380,992         5,958,715
MTS Systems Corp.                                                         33,880         1,050,280
Multi-Fineline Electronix, Inc.(1)                                       222,748         4,898,229
Park Electrochemical Corp.                                                 4,370           115,106
Power-One, Inc.(1)                                                       241,490         2,195,144
Spectrum Control, Inc.(1)                                                120,970         1,780,678
Tech Data Corp.(1)                                                           443            17,853
Vishay Intertechnology, Inc.(1)                                          676,350         6,547,068
                                                                                   ---------------
                                                                                        40,204,796
INTERNET SOFTWARE & SERVICES--1.9%
AOL, Inc.(1)                                                             246,354         6,097,262
EarthLink, Inc.                                                          750,453         6,821,618
j2 Global Communications, Inc.(1)                                        981,533        23,350,670
Perficient, Inc.(1)                                                      114,220         1,043,971
Saba Software, Inc.(1)                                                   244,760         1,331,494
Sohu.com, Inc.(1)                                                        112,370         6,474,759
United Online, Inc.                                                      710,318         4,063,019
ValueClick, Inc.(1)                                                      591,251         7,733,563
VistaPrint NV(1)                                                         267,747        10,348,422
Web.com Group, Inc.(1)                                                    78,070           429,385
                                                                                   ---------------
                                                                                        67,694,163
IT SERVICES--3.1%
Acxiom Corp.(1)                                                          382,148         6,060,867
Broadridge Financial Solutions, Inc.                                     357,856         8,184,167
CACI International, Inc., Cl. A(1)                                       501,835        22,713,052
Cass Information Systems, Inc.                                            10,880           373,293
Convergys Corp.(1)                                                        75,136           785,171
CSG Systems International, Inc.(1)                                       329,948         6,014,952
DST Systems, Inc.                                                        145,573         6,527,493
Euronet Worldwide, Inc.(1)                                                13,010           234,050
Forrester Research, Inc.(1)                                               47,600         1,574,608
Global Cash Access, Inc.(1)                                              638,968         2,606,989


               13 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
IT SERVICES CONTINUED
ManTech International Corp.(1)                                            33,240   $     1,316,304
Maximus, Inc.                                                             89,570         5,515,721
Ness Technologies, Inc.(1)                                               347,420         1,563,390
NeuStar, Inc., Cl. A(1)                                                1,277,466        31,757,805
Patni Computer Systems Ltd., ADR                                         220,800         4,040,640
Satyam Computer Services Ltd., ADR(1)                                      3,715            14,451
Syntel, Inc.                                                              20,907           930,362
TeleTech Holdings, Inc.(1)                                               444,529         6,596,810
TNS, Inc.(1)                                                              36,075           611,471
Unisys Corp.(1)                                                           77,680         2,167,272
                                                                                   ---------------
                                                                                       109,588,868
OFFICE ELECTRONICS--0.0%
Zebra Technologies Corp., Cl. A(1)                                        12,500           420,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.5%
02Micro International Ltd., ADR(1)                                        46,850           286,254
Amkor Technology, Inc.(1)                                                841,887         5,531,198
ASM International NV(1)                                                   20,592           523,860
Atheros Communications, Inc.(1)                                          988,160        26,038,016
Cabot Microelectronics Corp.(1)                                          102,560         3,300,381
China Sunergy Co. Ltd., ADR(1)                                           770,404         3,474,522
Fairchild Semiconductor International, Inc., Cl. A(1)                    694,810         6,531,214
GT Solar International, Inc.(1)                                          800,696         6,701,826
Himax Technologies, Inc., ADR                                            847,328         2,101,373
Integrated Device Technology, Inc.(1)                                    286,206         1,674,305
JA Solar Holdings Co. Ltd., ADS(1)                                       530,890         4,953,204
Kulicke & Soffa Industries, Inc.(1)                                      306,141         1,895,013
Lattice Semiconductor Corp.(1)                                           791,610         3,760,148
Micrel, Inc.                                                             453,448         4,470,997
Microsemi Corp.(1)                                                       100,860         1,729,749
Netlogic Microsystems, Inc.(1)                                         1,000,730        27,600,133
PMC-Sierra, Inc.(1)                                                      594,090         4,372,502
RF Micro Devices, Inc.(1)                                              1,111,380         6,823,873
Semtech Corp.(1)                                                       1,165,020        23,521,754
Silicon Motion Technology Corp., ADR(1)                                  156,590           859,679
Skyworks Solutions, Inc.(1)                                            1,058,380        21,887,298
Solarfun Power Holdings Co. Ltd., Sponsored ADR(1)                       347,950         4,575,543
Standard Microsystems Corp.(1)                                            15,950           363,820
Teradyne, Inc.(1)                                                        574,416         6,398,994
Tessera Technologies, Inc.(1)                                            183,041         3,386,259
Varian Semiconductor Equipment Associates, Inc.(1)                       627,269        18,052,802
Veeco Instruments, Inc.(1)                                               168,190         5,864,785
                                                                                   ---------------
                                                                                       196,679,502


               14 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
SOFTWARE--4.6%
Actuate Corp.(1)                                                         524,880   $     2,703,132
Blackboard, Inc.(1)                                                      553,390        19,944,176
Changyou.com Ltd., ADR(1)                                                118,290         3,252,975
Compuware Corp.(1)                                                       753,381         6,426,340
Concur Technologies, Inc.(1)                                             283,940        14,037,994
FactSet Research Systems, Inc.                                           345,129        28,000,316
Fair Isaac Corp.                                                         331,336         8,170,746
Giant Interactive Group, Inc., ADR                                       314,690         2,020,310
Lawson Software, Inc.(1)                                                 278,810         2,361,521
Manhattan Associates, Inc.(1)                                            261,202         7,666,279
MicroStrategy, Inc., Cl. A(1)                                             89,373         7,740,596
Monotype Imaging Holdings, Inc.(1)                                       121,360         1,110,444
Net 1 UEPS Technologies, Inc.(1)                                         420,260         4,858,206
NetScout Systems, Inc.(1)                                                 52,590         1,078,621
Perfect World Co. Ltd.(1)                                                174,150         4,468,689
Pervasive Software, Inc.(1)                                              177,380           876,257
Quest Software, Inc.(1)                                                  341,650         8,401,174
Shanda Games Ltd., Sponsored ADR(1)                                      529,337         2,837,246
TIBCO Software, Inc.(1)                                                1,912,540        33,928,460
Virnetx Holding Corp.                                                     46,585           683,868
Websense, Inc.(1)                                                         91,510         1,623,387
                                                                                   ---------------
                                                                                       162,190,737
MATERIALS--5.1%
CHEMICALS--2.2%
Arch Chemicals, Inc.                                                      24,860           872,337
Ashland, Inc.                                                            104,170         5,080,371
Cytec Industries, Inc.                                                   453,851        25,588,119
Hawkins, Inc.                                                            121,410         4,300,342
Innophos Holdings, Inc.                                                  280,658         9,289,780
Innospec, Inc.(1)                                                         67,900         1,034,117
KMG Chemicals, Inc.                                                       77,680         1,094,511
Koppers Holdings, Inc.                                                    27,414           736,614
Minerals Technologies, Inc.                                              112,753         6,643,407
NewMarket Corp.                                                           42,560         4,838,221
OM Group, Inc.(1)                                                        108,050         3,254,466
Omnova Solutions, Inc.(1)                                                132,797           954,810
PolyOne Corp.(1)                                                         455,090         5,502,038
Stepan Co.                                                                40,090         2,369,720
W.R. Grace & Co.(1)                                                      215,031         6,007,966
                                                                                   ---------------
                                                                                        77,566,819
CONSTRUCTION MATERIALS--0.5%
Eagle Materials, Inc.                                                    751,840        17,818,608
CONTAINERS & PACKAGING--1.1%
Boise, Inc.(1)                                                           524,740         3,405,563
Myers Industries, Inc.                                                   158,337         1,360,115


               15 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
CONTAINERS & PACKAGING CONTINUED
Packaging Corp. of America                                             1,183,800   $    27,428,646
Rock-Tenn Co., Cl. A                                                     119,288         5,941,735
                                                                                   ---------------
                                                                                        38,136,059
METALS & MINING--0.7%
Compass Minerals International, Inc.                                     321,970        24,669,341
Redcorp Ventures Ltd., Legend Shares(1,2)                              4,502,900            21,882
                                                                                   ---------------
                                                                                        24,691,223
PAPER & FOREST PRODUCTS--0.6%
Buckeye Technologies, Inc.                                               402,680         5,923,423
Clearwater Paper Corp.(1)                                                 68,549         5,215,208
Domtar Corp.                                                              92,370         5,965,255
Glatfelter                                                               277,205         3,370,813
KapStone Paper & Packing Corp.(1)                                        261,320         3,172,425
                                                                                   ---------------
                                                                                        23,647,124
TELECOMMUNICATION SERVICES--0.7%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
Cincinnati Bell, Inc.(1)                                               1,712,470         4,572,295
Hickory Tech Corp.                                                       114,270           974,723
IDT Corp., Cl. B(1)                                                       70,680         1,257,397
Neutral Tandem, Inc.(1)                                                  111,960         1,337,922
Nortel Inversora SA, Sponsored ADR(1)                                     65,500         1,572,655
Telecom Corp. of New Zealand Ltd., Sponsored ADR                          66,133           497,320
                                                                                   ---------------
                                                                                        10,212,312
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cellcom Israel Ltd.                                                      173,518         5,269,742
NTELOS Holdings Corp.                                                    156,491         2,647,828
USA Mobility, Inc.                                                       371,076         5,948,348
                                                                                   ---------------
                                                                                        13,865,918
UTILITIES--2.7%
ELECTRIC UTILITIES--1.0%
Companhia Paranaense de Energia-Copel, Sponsored A DR                    327,530         7,287,543
El Paso Electric Co.(1)                                                  209,220         4,975,252
Empresa Distribuidora y Comercializadora Norte SA, ADR(1)                132,200         1,036,448
UIL Holdings Corp.                                                       296,630         8,353,101
UniSource Energy Corp.                                                    23,940           800,314
Westar Energy, Inc.                                                      579,390        14,038,620
                                                                                   ---------------
                                                                                        36,491,278
GAS UTILITIES--0.7%
AGL Resources, Inc.                                                        7,430           285,015
Atmos Energy Corp.                                                       200,750         5,871,938
Chesapeake Utilities Corp.                                                25,392           919,698
Laclede Group, Inc. (The)                                                 89,810         3,091,260
Nicor, Inc.                                                              132,510         6,071,608
Southwest Gas Corp.                                                      218,776         7,348,686
                                                                                   ---------------
                                                                                        23,588,205


               16 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                      Shares            Value
                                                                 ---------------   ---------------
MULTI-UTILITIES--0.5%
Integrys Energy Group, Inc.                                              105,197   $     5,476,556
NorthWestern Corp.                                                       493,612        14,067,942
                                                                                   ---------------
                                                                                        19,544,498
WATER UTILITIES--0.5%
Aqua America, Inc.                                                       821,980        16,768,392
                                                                                   ---------------
Total Common Stocks (Cost $2,898,647,375)                                            3,521,577,822
INVESTMENT COMPANIES--1.8%
Ares Capital Corp.                                                     1,523,540        23,843,401
BlackRock Kelso Capital Corp.                                            500,560         5,756,440
Gladstone Capital Corp.                                                  296,891         3,345,962
Hercules Technology Growth Capital, Inc.                                 114,567         1,158,272
MCG Capital Corp.                                                        472,617         2,760,083
Oppenheimer Institutional Money Market Fund, Cl. E, 0.24%(3,4)        25,155,835        25,155,835
PennantPark Investment Corp.                                              19,778           209,845
TICC Capital Corp.                                                       257,459         2,664,682
                                                                                   ---------------
Total Investment Companies (Cost $57,223,168)                                           64,894,520
TOTAL INVESTMENTS, AT VALUE (COST $2,955,870,543)                          100.5%    3,586,472,342
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (0.5)      (17,585,679)
                                                                 ---------------   ---------------
NET ASSETS                                                                 100.0%  $ 3,568,886,663
                                                                 ===============   ===============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $21,882 less than 0.005% of the Fund's net assets as of September 30, 2010.

(3.) Rate shown is the 7-day yield as of September 30, 2010.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS         GROSS            SHARES
                                                     JUNE 30, 2010    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2010
                                                     -------------   -----------   -----------   ------------------
Oppenheimer Institutional Money Market Fund, Cl. E     27,877,299    147,658,555   150,380,019       25,155,835

                                                        VALUE       INCOME
                                                     -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $25,155,835   $13,707


               17 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of September 30, 2010 based on valuation input level:

                                   LEVEL 1--         LEVEL 2--            LEVEL 3--
                                  UNADJUSTED     OTHER SIGNIFICANT       SIGNIFICANT
                                QUOTED PRICES    OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                --------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  519,137,759          $ --               $    --         $  519,137,759
   Consumer Staples                 99,473,337            --                    --             99,473,337
   Energy                          157,775,326            --                    --            157,775,326
   Financials                      736,763,017            --                    --            736,763,017
   Health Care                     476,352,792            --                   141            476,352,933
   Industrials                     506,656,714            --                    --            506,656,714
   Information Technology          723,088,300            --                    --            723,088,300
   Materials                       181,837,951            --                21,882            181,859,833
   Telecommunication Services       24,078,230            --                    --             24,078,230
   Utilities                        96,392,373            --                    --             96,392,373
Investment Companies                64,894,520            --                    --             64,894,520
                                --------------          ----               -------         --------------
Total Assets                    $3,586,450,319          $ --               $22,023         $3,586,472,342
                                --------------          ----               -------         --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

Effective November 1, 2010 the fund changed its name to Oppenheimer Main Street Small- & Mid-Cap Fund from Oppenheimer Main Street Small Cap Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


               18 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


               19 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,988,184,319
                                 ==============

Gross unrealized appreciation    $  688,025,970
Gross unrealized depreciation       (89,737,947)
                                 --------------
Net unrealized appreciation      $  598,288,023
                                 ==============


               20 | Oppenheimer Main Street Small- & Mid-Cap Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 11/09/2010